UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C.  20549

FORM 13F
FORM 13F COVER PAGE


Report for the Calendar Year or Quarter Ended:  June 30, 2012
Check here if Amendment [  ]; Amendment Number:

This Amendment (Check only one):[  ] is a restatement.
				[  ] adds new holdings entities.

Institutional Investment Manager Filing this Report:

Name:		Peloton Wealth Strategists
Address:	101 W. Kirkwood
		Suite 239
		Bloomington, IN  47404

13F File Number: 28-4845

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person singing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables are considered integral parts of this submission.

Person Signing this Report on Behalf of Reporting Manager:

Name:		Matthew K. Bradley
Title:		Executive Director
Phone:		317-863-0311
Signature, Place, and Date of Signing:

    Matthew K. Bradley    Indianapolis, IN    November 7, 2012

Report Type (Check only one):

[ X]		13F HOLDINGS REPORT.

[  ]		13F NOTICE.

[  ]		13F COMBINATION REPORT.

List of Other Managers Reporting for this Manager:

FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:		0

Form 13F Information Table Entry Total:		80

Form 13F Information Table Value Total:		$97,143,193

List of Other Included Managers:

NONE

                                 TITLE                      VALUE      SHARES/       SHRS/       INVS
NAME OF ISSUER                 OF CLASS        CUSIP      (x$1000)       PRN          PRN        DSCR
------------------------------------------------------------------------------------------------------------
Abbott Laboratories               COM        002824100          1193         17400   SHRS        SOLE
Accenture                         COM        G1150G111          1275         18200   SHRS        SOLE
Akamai Technologies               COM        00971T101           402         10500   SHRS        SOLE
Allergan Inc.                     COM        018490102          1964         21450   SHRS        SOLE
Anheuser-Busch InBev              COM        03524A108          1207         14050   SHRS        SOLE
Apache Corp                       COM        037411105          1090         12600   SHRS        SOLE
Banco Santander SA                ADR        05964H105           539         72271   SHRS        SOLE
BB&T Corporation                  COM        054937107           560         16900   SHRS        SOLE
Becton Dickinson & Co             COM        075887109           911         11600   SHRS        SOLE
Blackrock Inc.                    COM        09247X101          1557          8735   SHRS        SOLE
Boeing Company                    COM        097023105           905         13000   SHRS        SOLE
CBS Corp. Cl B                    COM        124857202          1424         39200   SHRS        SOLE
CenturyLink                       COM        156700106          1454         36000   SHRS        SOLE
Cerner Corp                       COM        156782104           677          8750   SHRS        SOLE
Chevrontexaco Corp                COM        166764100           229          1965   SHRS        SOLE
Cinemark                          COM        227111101           386         17200   SHRS        SOLE
Copano Energy                     COM        217202100           439         13308   SHRS        SOLE
Covance Inc                       COM        222816100           668         14300   SHRS        SOLE
Cummins Inc.                      COM        231021106          1558         16900   SHRS        SOLE
Deere Company                     COM        244199105          1565         18975   SHRS        SOLE
Dr. Pepper Snapple                COM        256131301           784         17600   SHRS        SOLE
Eaton Corporation                 COM        278058102          1215         25700   SHRS        SOLE
Ecolab Inc.                       COM        278865100          2767         42700   SHRS        SOLE
EMC Corporation                   COM        268648102          3563        130648   SHRS        SOLE
Encana Corporation                ADR        292505104          1396         63700   SHRS        SOLE
Esterline Technology              COM        297425100           230          4100   SHRS        SOLE
Express Scripts Hldgs Co          COM        302182100          1898         30300   SHRS        SOLE
Fiserv Inc.                       COM        337738108          2635         35600   SHRS        SOLE
Freeport McMoran Copper A         COM        35671D857          1555         39300   SHRS        SOLE
Google Inc Class A                COM        38259P508           879          1165   SHRS        SOLE
Hasbro Inc.                       COM        418056107          2173         56950   SHRS        SOLE
Helmerich & Payne Inc             COM        423452101           588         12350   SHRS        SOLE
Hess Corporation                  COM        42809H107          1254         23350   SHRS        SOLE
J. M. Smucker Co.                 COM        832696405          1442         16700   SHRS        SOLE
J.P. Morgan Chase & Co.           COM        46625H100          1277         31550   SHRS        SOLE
Johnson & Johnson                 COM        478160104          1130         16400   SHRS        SOLE
Johnson Controls Inc.             COM        478366107          2181         79600   SHRS        SOLE
Kite Realty Group                 COM        49803T102            71         14000   SHRS        SOLE
MasterCard                        COM        57636Q104          3167          7015   SHRS        SOLE
Maxim Integrated Products, In     COM        57772K101           972         36500   SHRS        SOLE
Microsoft Corporation             COM        594918104          1693         56900   SHRS        SOLE
Monsanto                          COM        61166W101          1930         21201   SHRS        SOLE
Neustar, Inc.                     COM        64126X201           308          7700   SHRS        SOLE
New York Cmnty Bancorp            COM        649445103           705         49800   SHRS        SOLE
NextEra Energy Inc.               COM        65339F101           626          8900   SHRS        SOLE
Norfolk Southern Corp             COM        655844108          1950         30650   SHRS        SOLE
Novartis A G Spon ADR             ADR        66987V109          1694         27650   SHRS        SOLE
NYSE Euronext                     COM        629491101          1928         78200   SHRS        SOLE
Pentair LTD                       COM        709631105          1789         40200   SHRS        SOLE
PepsiCo Inc.                      COM        713448108          2258         31900   SHRS        SOLE
Potash Corp.                      ADR        73755L107          1650         38000   SHRS        SOLE
Procter & Gamble                  COM        742718109          1533         22100   SHRS        SOLE
Qualcomm Inc                      COM        747525103          2086         33400   SHRS        SOLE
Raytheon Co.                      COM        755111507           917         16050   SHRS        SOLE
Schlumberger Ltd.                 COM        806857108          1725         23850   SHRS        SOLE
Steel Dynamics, Inc.              COM        858119100           650         57800   SHRS        SOLE
Stericycle Inc.                   COM        858912108           923         10200   SHRS        SOLE
Teva Pharmaceuticals              ADR        881624209           750         18100   SHRS        SOLE
Thermo Fisher Scientific          COM        883556102          1747         29700   SHRS        SOLE
Thomson Reuters Corp              ADR        884903105          1599         55400   SHRS        SOLE
Tiffany & Co.                     COM        886547108          1374         22200   SHRS        SOLE
Toronto Dominion Bank             ADR        891160509           917         11000   SHRS        SOLE
Total S.A.                        ADR        286269105           749         14950   SHRS        SOLE
Transocean                        COM        893817106           873         19450   SHRS        SOLE
Tupperware Corp                   COM        899896104          1016         18950   SHRS        SOLE
Union Pacific Corp.               COM        907818108          1828         15400   SHRS        SOLE
Vale SA                           ADR        204412209           405         22600   SHRS        SOLE
Vodafone Grp Plc ADR              ADR        92857W100          1579         55400   SHRS        SOLE
Waste Management Inc.             COM        94196L109          1861         58000   SHRS        SOLE
Whirlpool Corp                    COM        963320106          1277         15400   SHRS        SOLE
Xerox Corporation                 COM        984121103           973        132500   SHRS        SOLE
Bk. of Amer. Conv. Pfd.           PFD        060505682          1116          1025   SHRS        SOLE
Zions Bancorp Pfd C               PFD        989701503           641         24500   SHRS        SOLE
ACWI ex-US International          COM        464288257           144         11260   SHRS        SOLE
Alerian MLP ETF                   COM        00162Q866           562         33900   SHRS        SOLE
BLDRS Emerging Market 50 ADR      COM        09348R300           546         13920   SHRS        SOLE
Claymore Zachs Dividend ETF       COM        18383M506           235         10525   SHRS        SOLE
iShares S&P Smallcap 600          COM        464287804           335          4350   SHRS        SOLE
Midcap S&P SPDR                   COM        595635103           318          1770   SHRS        SOLE
SPDR S&P 500 Index                COM        78462F103           753          5227   SHRS        SOLE